InvestEd Portfolios

Supplement dated February 22, 2012 to the

InvestEd Portfolios Prospectus

dated April 29, 2011

and as supplemented October 10, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7 and 11 of the InvestEd Portfolios prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.